Business Combination - Summary of Details of Shares Issued and Cash Paid to Existing Shareholders of RPPL (Detail) - ReNew Power Private Limited - INR (₨) ₨ in Millions	Mar. 31, 2023	Aug. 23, 2021
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	375,829,151
Cash consideration	₨ 19,609	₨ 736
GS Wyvern Holdings Limited
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	184,709,600
Cash consideration	₨ 8,319
Canada Pension Plan Investment Board
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	61,608,099
Cash consideration	₨ 3,120
Abu Dhabi Investment Authority
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	75,244,318
Cash consideration	₨ 3,120
JERA Power RN, B.V
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	34,411,682
GEF SACEF India
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	12,375,767
Cash consideration	₨ 446
Founder Investors
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	7,479,685
Cash consideration	₨ 4,605
Class A shares
Disclosure of detailed information about business combination [line items]
Shares issued	177,354,759
Class A shares | GS Wyvern Holdings Limited
Disclosure of detailed information about business combination [line items]
Shares issued	34,133,476
Class A shares | Canada Pension Plan Investment Board
Disclosure of detailed information about business combination [line items]
Shares issued	46,867,691
Class A shares | Abu Dhabi Investment Authority
Disclosure of detailed information about business combination [line items]
Shares issued	58,170,916
Class A shares | JERA Power RN, B.V
Disclosure of detailed information about business combination [line items]
Shares issued	28,524,255
Class A shares | GEF SACEF India
Disclosure of detailed information about business combination [line items]
Shares issued	9,658,421
Class B shares
Disclosure of detailed information about business combination [line items]
Shares issued	1
Class B shares | Founder Investors
Disclosure of detailed information about business combination [line items]
Shares issued	1
Class C shares
Disclosure of detailed information about business combination [line items]
Shares issued	106,074,525
Class C shares | GS Wyvern Holdings Limited
Disclosure of detailed information about business combination [line items]
Shares issued	106,074,525
Class D shares
Disclosure of detailed information about business combination [line items]
Shares issued	1
Class D shares | Canada Pension Plan Investment Board
Disclosure of detailed information about business combination [line items]
Shares issued	1